Investments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Investments [Abstract]
Schedule of Investments [Text Block]
	December 31 2017	December 31 2016

Common shares held	$673	$365
Warrants held	1,082	1,326

Investments	1,755	1,691
Less: Current Portion	728	1,691

	$1,027	$-